Accounting policies (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of accounting policies [abstract]
Reconciliation of future rental commitments to the lease liability under IFRS 16

1 January 2019
Future rental commitments for operating lease contract disclosed under IAS 17 as at 31 December 2018	1,378
(Less) discounting effect using ING’s incremental borrowing rate at 1-1-2019	–108
(Less) recognition exemption for short-term leases	–16
(Less) recognition exemption for low value assets	–3
(Less) non-lease components of a contract	–78
Add extension and termination options reasonably certain to be exercised	143
(Less) variable lease payments based on an index or a rate	–15
Lease liability recognised under IFRS 16 at 1 January 2019	1,301